Voting Rights	12 Months Ended
Dec. 31, 2025
EBP 004
Employee Benefit Plan Voting Rights [Line Items]
Voting Rights
(4)
Voting Rights

Each shareholder is entitled to exercise voting rights attributable to the shares of Company common stock allocated to his or her account and is notified by the trustee prior to the time that such rights are to be exercised. The trustee is instructed by the Plan to vote all non-voted participant shares according to Board of Director recommendations. During 2025 and 2024, the Plan purchased all shares of Company common stock in the open market.